Debt - Convertible Notes due 2027 (Details) $ / shares in Units, $ in Thousands, equityInstrument in Millions					1 Months Ended
	Jan. 31, 2026 $ / shares	Sep. 04, 2025 USD ($) trading_day equityInstrument $ / shares	Sep. 10, 2024 USD ($) equityInstrument trading_day $ / shares	Dec. 17, 2020 USD ($) trading_day equityInstrument $ / shares	Jan. 31, 2026 $ / shares	Dec. 31, 2025 USD ($)	Dec. 17, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2021 USD ($)
Debt Instrument [Line Items]
Face amount of debt instrument						$ 1,667,273		$ 1,399,462
Equity (decrease) increase						3,778,154		3,567,339		$ 3,807,764	$ 3,466,611
Current portion of long-term debt						0		551,883	[1]
Additional paid-in capital
Debt Instrument [Line Items]
Equity (decrease) increase						1,436,360		1,666,070		1,915,115	1,868,015
Retained earnings
Debt Instrument [Line Items]
Equity (decrease) increase						$ 2,748,390		2,448,122		$ 2,456,800	2,160,173
Impact of Change in Accounting Policy | Additional paid-in capital
Debt Instrument [Line Items]
Equity (decrease) increase												$ (54,100)
Impact of Change in Accounting Policy | Retained earnings
Debt Instrument [Line Items]
Equity (decrease) increase												$ 300
0.000% Senior Unsecured Convertible Notes due 2027 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate				0.00%		0.00%	0.00%
Face amount of debt instrument				$ 500,000		$ 26,000	$ 500,000	500,000
Net proceeds from the issuance of convertible debt				497,600
Payments of debt issuance costs				$ 3,700
Liability component of convertible debt											445,900
Equity component of convertible debt											$ 54,100
Effective interest rate				1.65%
Conversion rate				0.01238825
Conversion price (in USD per share) | $ / shares				$ 80.7218
Shares underlying conversion (in shares) | equityInstrument				6.2
Threshold trading days | trading_day				20
Consecutive trading days | trading_day				30
Threshold percentage of stock price trigger				130.00%
Threshold days for parity event or trading price unavailability event				10 days
Threshold percentage of average daily volume-weighted average trading price of common stock				25.00%
Current portion of long-term debt							$ 26,000	498,400
0.000% Senior Unsecured Convertible Notes due 2027 | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Conversion rate	12.42595
Conversion price (in USD per share) | $ / shares	$ 80.4767				$ 80.4767
2.500% Senior Unsecured Convertible Notes due 2031 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate			2.50%			2.50%
Face amount of debt instrument			$ 500,000			$ 500,000		$ 500,000
Net proceeds from the issuance of convertible debt			494,200
Payments of debt issuance costs			$ 5,800
Effective interest rate			2.68%
Conversion rate			0.015621851
Conversion price (in USD per share) | $ / shares			$ 64.0129
Shares underlying conversion (in shares) | equityInstrument			7.8
Threshold trading days | trading_day			20
Consecutive trading days | trading_day			30
Threshold percentage of stock price trigger			150.00%
Threshold days for parity event or trading price unavailability event			10 days
Threshold percentage of average daily volume-weighted average trading price of common stock			25.00%
2.500% Senior Unsecured Convertible Notes due 2031 | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Conversion rate					0.015684528
Conversion price (in USD per share) | $ / shares	63.7571				$ 63.7571
2.000% Senior Unsecured Convertible Notes due 2032 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate		2.00%				2.00%
Face amount of debt instrument		$ 750,000				$ 750,000
Net proceeds from the issuance of convertible debt		742,000
Payments of debt issuance costs		$ 8,000
Effective interest rate		2.16%
Conversion rate		0.015471781
Conversion price (in USD per share) | $ / shares		$ 64.6338
Shares underlying conversion (in shares) | equityInstrument		11.6
Threshold trading days | trading_day		20
Consecutive trading days | trading_day		30
Threshold percentage of stock price trigger		150.00%
Threshold days for parity event or trading price unavailability event		10 days
Threshold percentage of average daily volume-weighted average trading price of common stock		25.00%
2.000% Senior Unsecured Convertible Notes due 2032 | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Conversion rate					0.0154552815
Conversion price (in USD per share) | $ / shares	$ 64.7028				$ 64.7028

[1]	The December 31, 2024 balances for the 'current portion of long-term debt' and 'long-term debt, net of current portion' have been revised to correct the classification of certain amounts. See Note 1